Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity Risk Management

Cybersecurity risk management is an integral part of our overall enterprise risk management program, counting on dedicated professionals from the first line of defense (Information Security department) and second line of defense (Risk Management department). We have a comprehensive and dedicated cybersecurity team which is responsible for maintaining and continually improving security together and in partnership with the appropriate departments, also counting on third-party security experts for risk assessment and system enhancements. Our cybersecurity team is responsible for assessing our cybersecurity risk management program, and having the support from the second and third lines of defense to ensure the program effectiveness, hence we currently do not engage third parties for such assessment. In addition, our cybersecurity team provides training to all employees annually. Our cybersecurity risk management program is designed to align with industry best practices and provide a framework for managing cybersecurity risks associated with the use of our products and services, internal applications and services provided by third-party service providers. This framework includes steps for identifying and assessing the severity of a cybersecurity threat, identifying the source of a cybersecurity threat including whether the cybersecurity threat is associated with a relevant third-party service provider, implementing cybersecurity countermeasures and mitigation strategies, and informing the management, our Audit and Risk Committee and our Board of Directors of material cybersecurity threats and incidents, following the materiality internally defined for these matters.

Our Board of Directors has overall oversight responsibility for our risk management, and oversees the Audit and Risk Committee, to which it delegates authority on cybersecurity risk management oversight. The Audit and Risk Committee is responsible for reviewing and following that the management has established proper processes to identify and evaluate cybersecurity risks to which we are exposed, guaranteeing that the management implements processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Audit and Risk Committee also reports frequently to the Board of Directors the matters assessed by it. The management is responsible for identifying potential cybersecurity risks exposures and material cybersecurity risks on an ongoing basis, proposing and guaranteeing the establishment of processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs. Our cybersecurity programs are under the direction of our Chief Technology Officer, or CTO, who receives reports from the Vice President of Cybersecurity, and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents, maintaining the senior management properly informed. Our Vice President of Cybersecurity and dedicated personnel are certified and experienced information systems security professionals and information security managers. The senior management, including the Vice President of Cybersecurity and our cybersecurity teams, provides at least annually to the Audit and Risk Committee updates on our cybersecurity programs, including material cybersecurity risks and mitigation strategies.

In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, or provide assurances that we have not experienced an undetected cybersecurity incident. For more information about these risks, please see “Item 3. Key Information—D. Risk Factors” in this annual report on Form 20-F.

For more information on our cybersecurity risk management efforts, see “Item 3. Key Information—D. Risk Factors—Risks Relating to Intellectual Property, Privacy and Cybersecurity— Unauthorized disclosure of, improper access to, or destruction or modification of data through cybersecurity breaches, computer viruses or otherwise, or disruptions to our systems or services, could expose us to liability, protracted and costly litigation and damage our reputation,” “Item 4. Information on the Company—Business Overview—Cybersecurity Efforts". and “Item 11. Quantitative and Qualitative Disclosures About Market Risk—Information Technology Risk.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall enterprise risk management program, counting on dedicated professionals from the first line of defense (Information Security department) and second line of defense (Risk Management department).
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	In 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors has overall oversight responsibility for our risk management, and oversees the Audit and Risk Committee, to which it delegates authority on cybersecurity risk management oversight.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit and Risk Committee is responsible for reviewing and following that the management has established proper processes to identify and evaluate cybersecurity risks to which we are exposed, guaranteeing that the management implements processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. The Audit and Risk Committee also reports frequently to the Board of Directors the matters assessed by it.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The management is responsible for identifying potential cybersecurity risks exposures and material cybersecurity risks on an ongoing basis, proposing and guaranteeing the establishment of processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures and maintaining cybersecurity programs.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our cybersecurity programs are under the direction of our Chief Technology Officer, or CTO, who receives reports from the Vice President of Cybersecurity, and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents, maintaining the senior management properly informed.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Vice President of Cybersecurity and dedicated personnel are certified and experienced information systems security professionals and information security managers. The senior management, including the Vice President of Cybersecurity and our cybersecurity teams, provides at least annually to the Audit and Risk Committee updates on our cybersecurity programs, including material cybersecurity risks and mitigation strategies.